Earnings Per Unit	12 Months Ended
Dec. 31, 2015
Earnings Per Unit [Abstract]
Earnings Per Unit

12.  EARNINGS PER UNIT

The partnership computes earnings per unit using the two-class method. Earnings per unit applicable to common and subordinated units is calculated by dividing the respective limited partners’ interest in net income by the weighted average number of common and subordinated units outstanding during the period, adjusted for the dilutive effect of any outstanding dilutive securities. Diluted earnings per limited partner unit is the same as basic earnings per limited partner unit as there were no potentially dilutive common or subordinated units outstanding as of December 31, 2015.  Earnings per unit is calculated for periods following the IPO since there were no units outstanding before July 1, 2015 (in thousands, except for per unit data):

	Year Ended December 31, 2015
	Limited Partner Common Units	Limited Partner Subordinated Units	General Partner	Total
Net income
Distributions declared	$12,760	$12,751	$521	$26,032
Earnings less than distributions	(1,482)	(1,480)	(61)	(3,023)
Total net income	$11,278	$11,271	$460	$23,009

Weighted-average units outstanding - basic and diluted	15,897	15,890

Earnings per limited partner unit - basic and diluted	$0.71	$0.71